Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 29,860,000	$ 31,254,000
Net operating loss carryforwards expiration, description	expire in 2021
Deferred tax assets valuation allowance	$ 18,348,000	$ 17,820,000
Deferred tax asset changes in valuation allowance	$ 528,000
Effective tax rate	0.00%	0.00%